Exhibit 99.1

Hyundai Auto Receivables Trust 2012-C
Monthly Servicing Report

Collection Period	May 2015
Distribution Date	6/15/2015
Transaction Month	32
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	September 22, 2012
Closing Date:	October 17, 2012

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,580,559,886.92	84,244	3.91%	56.26
Original Adj. Pool Balance:	$1,556,359,840.59

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$337,000,000.00	21.322%	0.23000%	October 15, 2013
Class A-2 Notes	Fixed	$499,000,000.00	31.571%	0.40000%	August 17, 2015
Class A-3 Notes	Fixed	$451,000,000.00	28.534%	0.53000%	April 17, 2017
Class A-4 Notes	Fixed	$151,080,000.00	9.559%	0.73000%	June 15, 2018
Class B Notes	Fixed	$28,790,000.00	1.822%	1.06000%	June 15, 2018
Class C Notes	Fixed	$44,360,000.00	2.807%	1.42000%	February 15, 2019
Total Securities		$1,511,230,000.00	95.614%

Overcollateralization		$45,129,840.59	2.855%
YSOA		$24,200,046.33	1.531%
Total Original Pool Balance		$1,580,559,886.92	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$114,943,065.01	0.2548627	$91,037,636.97	0.2018573	$23,905,428.04
Class A-4 Notes	$151,080,000.00	1.0000000	$151,080,000.00	1.0000000	$-
Class B Notes	$28,790,000.00	1.0000000	$28,790,000.00	1.0000000	$-
Class C Notes	$44,360,000.00	1.0000000	$44,360,000.00	1.0000000	$-
Total Securities	$339,173,065.01	0.2244351	$315,267,636.97	0.2086166	$23,905,428.04

Weighted Avg. Coupon (WAC)	4.30%		4.34%
Weighted Avg. Remaining Maturity (WARM)	30.24		29.56
Pool Receivables Balance	$373,486,577.84		$349,319,465.09
Remaining Number of Receivables	43,764		40,392

Adjusted Pool Balance	$370,300,261.82		$346,394,833.78

III. COLLECTIONS

Principal:
Principal Collections	$23,629,958.83
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$379,739.56
Total Principal Collections	$24,009,698.39

Interest:
Interest Collections	$1,329,289.29
Late Fees & Other Charges	$49,769.56
Interest on Repurchase Principal	$-
Total Interest Collections	$1,379,058.85

Collection Account Interest	$202.67
Reserve Account Interest	$67.69
Servicer Advances	$-

Total Collections	$25,389,027.60

Hyundai Auto Receivables Trust 2012-C
Monthly Servicing Report

Collection Period	May 2015
Distribution Date	6/15/2015
Transaction Month	32
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections	$25,389,027.60
Reserve Account Available	$7,781,799.20
Total Available for Distribution	$33,170,826.80

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$311,238.81		$311,238.81	$311,238.81
Collection Account Interest					$202.67
Late Fees & Other Charges					$49,769.56
Total due to Servicer					$361,211.04

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$50,766.52		$50,766.52
Class A-4 Notes		$91,907.00		$91,907.00

Total Class A interest:		$142,673.52		$142,673.52	$142,673.52

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$25,431.17		$25,431.17	$25,431.17

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$52,492.67		$52,492.67	$52,492.67

Available Funds Remaining:					$24,807,219.20

Reserve Account Release					$-
Reserve Account Draw					$-

7. Regular Principal Distribution Amount:					$23,905,428.04

	Distributable Amount	Paid Amount
Class A-1 Notes		$-
Class A-2 Notes		$-
Class A-3 Notes		$23,905,428.04
Class A-4 Notes		$-
Class A Notes Total:	$23,905,428.04	$23,905,428.04
Class B Notes Total:	$-	$-
Class C Notes Total:	$-	$-
Total Noteholders Principal	$23,905,428.04	$23,905,428.04

8. Required Deposit to Reserve Account			0.00

9. Trustee Expenses			0.00

10. Remaining Available Collections Released to Certificateholder			901,791.16

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$3,186,316.02
Beginning Period Amount	$3,186,316.02
Current Period Amortization	$261,684.71
Ending Period Required Amount	$2,924,631.31
Ending Period Amount	$2,924,631.31
Next Distribution Date Amount	$2,686,950.79

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$7,781,799.20
Beginning Period Amount	$7,781,799.20
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$7,781,799.20
Ending Period Amount	$7,781,799.20

VII. OVERCOLLATERALIZATION

Overcollateralization Target	4.00%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$31,127,196.81	$31,127,196.81	$31,127,196.81
Overcollateralization as a % of Original Adjusted Pool	2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool	8.41%	8.99%	8.99%

Hyundai Auto Receivables Trust 2012-C
Monthly Servicing Report

Collection Period	May 2015
Distribution Date	6/15/2015
Transaction Month	32
30/360 Days	30
Actual/360 Days	31

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.11%	39,628	97.23%	$339,660,374.40
30 - 60 Days	1.50%	606	2.20%	$7,702,419.68
61 - 90 Days	0.31%	127	0.45%	$1,576,518.41
91 + Days	0.08%	31	0.11%	$380,152.60
		40,392		$349,319,465.09
Total
Delinquent Receivables 61 + days past due	0.39%	158	0.56%	$1,956,671.01
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.32%	140	0.48%	$1,793,103.16
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.26%	120	0.38%	$1,535,737.66
Three-Month Average Delinquency Ratio	0.32%		0.47%

Repossession in Current Period		23		$327,530.83
Repossession Inventory		63		$236,213.99

Charge-Offs
Gross Principal of Charge-Off for Current Period				$537,153.92
Recoveries				$(379,739.56)
Net Charge-offs for Current Period				$157,414.36

Beginning Pool Balance for Current Period				$373,486,577.84

Net Loss Ratio				0.51%
Net Loss Ratio for 1st Preceding Collection Period				0.35%
Net Loss Ratio for 2nd Preceding Collection Period				-0.04%
Three-Month Average Net Loss Ratio for Current Period				0.27%

Cumulative Net Losses for All Periods				$11,710,945.21
Cumulative Net Losses as a % of Initial Pool Balance				0.74%

Principal Balance of Extensions				$1,503,601.99
Number of Extensions				113